Description of Business and Summary - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 Subsidiary	Dec. 31, 2016 USD ($)
Date of entity incorporation	Jan. 24, 2018
Place of entity incorporation	Delaware
Privateer [Member]
Parent entity name	Privateer Holdings, Inc. ("Privateer Holdings")
Number of subsidiaries | Subsidiary	4
Capital contribution from parent | $		$ 31,495